INTELLECTUAL PROPERTY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTELLECTUAL PROPERTY

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	September 30,	December 31,
	2021	2020
Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpressTM	1,388,051	1,388,051
FileFacetsTM	135,000	135,000
IntellyWP™	135,000	135,000
Resilient Network Systems	305,000	305,000
	5,304,851	5,304,851
Accumulated amortization	(3,718,510)	(2,993,944)
Intellectual property, net of accumulated amortization	$1,586,341	$2,310,907

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31,	December 31,
	2020	2019

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpressTM	1,388,051	1,388,051
FileFacetsTM	135,000	-
IntellyWP™	135,000	-
Resilient Network Systems	305,000	-
	5,304,851	4,729,851
Accumulated amortization	(2,993,944)	(1,587,913)
Intellectual property, net of accumulated amortization	$2,310,907	$3,141,938

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

Based on the carrying value of definite-lived intangible assets as of September 30, 2021, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2021 (excluding the nine months ended September 30, 2021)	$241,522
2022	860,484
2023	441,585
2024	27,000
Thereafter	15,750
1,586,341

Based on the carrying value of definite-lived intangible assets as of December 31, 2020, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2021	$966,088
2022	860,484
2023	441,584
2024	27,000
Thereafter	15,750
2,310,907